Note 3 - Share-Based Payments	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

3.           Share-Based Payments

In July 1997, IPC authorized the 1997 Stock Option Plan (the “Option Plan”) and the Senior Executive Option Plan (the “Executive Plan”). Under the Option Plan, the Board of Directors may issue incentive stock options to employees of IPC and its subsidiaries and may also issue nonqualified stock options to employees, officers, directors, independent contractors and consultants of IPC and its subsidiaries. Under the Executive Plan, the Board of Directors may issue nonqualified stock options to employees, officers and directors of IPC and its subsidiaries.

In May 2003, the Option Plan was amended, with stockholder approval, to provide that each director would receive a fully-vested option to purchase 5,000 shares of common stock on July 1st (or the first business day thereafter) of each year in which the director remains in office. Pursuant to the Option Plan, on July 1, 2013 fully vested options to purchase 5,000 shares of common stock were granted to each of the three non-employee directors with an exercise price of $3.56. The Board of Directors agreed to forgo their equity grants in 2012.

The Option Plan provided for an automatic annual increase in the share reserve, to be effective on the first day of each fiscal year, by a number of shares equal to 5% of the number of common shares outstanding as of the last day of the preceding fiscal year. With the expiration of the 1997 Stock Option Plan and Senior Executive Option Plan, in July 2007, IPC’s Board of Directors authorized and shareholders approved the 2008 Stock Option Plan in February 2008, and options to purchase 1,500,000 shares of common stock were authorized under this plan. These options have a contractual term ranging from two to five years.

Options granted under the above plans are priced at the common stock’s fair market value on the date of grant and generally vest ratably over the requisite service period. No option grants were awarded to employees in either 2012 or 2013.

The Company has reserved common shares for issuance in conjunction with the issuance of options underlying the Option Plan and the Executive Plan.

Options outstanding and currently exercisable by exercise price at December 31, 2013 are as follows:

			Options Outstanding		Options Currently Exercisable
Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Number Outstanding	Weighted Average Exercise Price
(in thousands, except contractual life and exercise price amounts)
$3.25	-	$5.10	28	2.95	28	$3.79
$5.25	-	$5.25	2	1.25	2	5.25
$7.00	-	$7.00	31	1.96	31	7.00
$7.22	-	$7.70	33	2.04	33	7.62
			94	2.27	94	$6.25

Share-based compensation expense resulting from stock options and the Purchase Plan for the years ended December 31, 2013 and 2012 were included in income in the amount of $24,000 and $0, respectively. There was no unrecognized compensation expense related to options as of the year ended December 31, 2013.

The fair value of share-based awards granted pursuant to IPC’s stock option plans was estimated using the BSM option-pricing model with the following weighted average assumptions for the years ended December 31, 2013 and 2012:

	Year Ended December 31
	2013	2012

Expected term (in years)	3.0	—
Expected volatility	0.69	—
Risk-free interest rate	0.65%	—%
Expected dividend	—	—
Weighted-average fair value at grant date	$1.61	$—

Activity under all of IPC’s stock option plans is as follows:

(in thousands, except exercise price amounts)	Shares Available for Grant	Shares Outstanding	Weighted Average Exercise Price
Balances, December 31, 2012	673	231	$8.12
Additional shares reserved	155	—	—
Granted	(15)	15	3.56
Canceled/forfeited	152	(152)	8.54
Balances, December 31, 2013	965	94	$5.42

There were no unvested options at December 31, 2013 and December 31, 2012.

The aggregate intrinsic values of options outstanding and exercisable at December 31, 2013 and 2012 were $0 and $3,000, respectively. Aggregate intrinsic value represents the total intrinsic value (the aggregate difference between the closing stock price of IPC’s common stock of $3.12 and $3.55 on December 31, 2013 and 2012, respectively and the exercise price for in-the-money options) that would have been received by the option holders if all options had been exercised on December 31, 2013 and 2012, respectively. The total intrinsic value of options exercised for the years ended December 31, 2013 and 2012 were $0 and $4,174,000, respectively. The weighted-average remaining contractual terms of options outstanding and exercisable at December 31, 2013 and 2012 were 2.27 and 1.83 years, respectively.

Cash received from stock option exercises and purchases under the Purchase Plan for December 31, 2013 and 2012 were $0 and $5,326,000, respectively.

In January 2012, one of the Company’s Board Members exercised 42,416 options at an exercise price of $4.94 per share. In a cashless exercise, 25,000 shares were tendered to the Company in satisfaction of the exercise price of the options, at a value of $7.95 per share, based on the closing price of the Company's common stock on the date of exercise. The 25,000 shares tendered have been accounted for by the Company as treasury stock in the accompanying consolidated balance sheet.